Offerings	Aug. 27, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares
Amount Registered | shares	395,678,152
Proposed Maximum Offering Price per Unit	0.1765
Maximum Aggregate Offering Price	$ 69,837,193.83
Fee Rate	0.01381%
Amount of Registration Fee	$ 9,644.52
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), there is also being registered hereby such indeterminate number of additional Class A ordinary shares as may be issued or issuable because of stock splits, stock dividends stock distributions, and similar transactions.

Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act. The proposed maximum offering price per share and proposed maximum aggregate offering price are based upon the average of the high and low sale prices of the Class A ordinary shares on August 26, 2026.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares underlying the Warrant to Purchase Class A Ordinary Shares
Amount Registered | shares	395,678,152
Proposed Maximum Offering Price per Unit	0.35
Maximum Aggregate Offering Price	$ 138,487,353.20
Fee Rate	0.01381%
Amount of Registration Fee	$ 19,125.10
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), there is also being registered hereby such indeterminate number of additional Class A ordinary shares as may be issued or issuable because of stock splits, stock dividends stock distributions, and similar transactions.

Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(g) under the Securities Act, as amended, based on the exercise price of the Warrant of $0.35 per Class A ordinary share.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares
Amount Registered | shares	18,597,557
Proposed Maximum Offering Price per Unit	0.1765
Maximum Aggregate Offering Price	$ 3,282,468.81
Fee Rate	0.01381%
Amount of Registration Fee	$ 453.31
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), there is also being registered hereby such indeterminate number of additional Class A ordinary shares as may be issued or issuable because of stock splits, stock dividends stock distributions, and similar transactions.

Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act. The proposed maximum offering price per share and proposed maximum aggregate offering price are based upon the average of the high and low sale prices of the Class A ordinary shares on August 26, 2026.